Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 18,304	$ 2,555	¥ 12,928
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	5 years	5 years
Straight Line Method [Member] | Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	1 year	1 year
Straight Line Method [Member] | Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	5 years	5 years